Organization and Principal Activities - Schedule of Subsidiaries, VIE and VIE's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2017
Momo Technology HK Company Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 05, 2011
Place of Incorporation	Hong Kong
Percentage of economic ownership	100.00%
Beijing Momo Information Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Mar. 09, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Momo Technology Overseas Holding Company Limited [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Mar. 05, 2014
Place of Incorporation	BVI
Percentage of economic ownership	100.00%
Momo Information Technologies Corp. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Mar. 07, 2014
Place of Incorporation	US
Percentage of economic ownership	100.00%
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Jul. 07, 2011	[1]
Place of Incorporation	PRC	[1]
Chengdu Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	May 09, 2013	[1]
Place of Incorporation	PRC	[1]
Shanghai Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Jan. 19, 2015	[1]
Place of Incorporation	PRC	[1]
Chengdu Biyou Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Oct. 16, 2015	[1]
Place of Incorporation	PRC	[1]
Tianjin Heer Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Mar. 07, 2016	[1]
Place of Incorporation	PRC	[1]
Momo Pictures Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 11, 2016	[1]
Place of Incorporation	PRC	[1]
QOOL Media Co., Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Nov. 16, 2016	[1]
Place of Incorporation	PRC	[1]
Zhejiang Shengdian Digital Network Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Mar. 31, 2017	[1]
Place of Incorporation	PRC	[1]
Beijing Santi Cloud Union Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Jun. 30, 2017	[1]
Place of Incorporation	PRC	[1]
Loudi Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Jul. 17, 2017	[1]
Place of Incorporation	PRC	[1]
Changsha Heer Network Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 20, 2017	[1]
Place of Incorporation	PRC	[1]
Beijing Santi Cloud Time Technology Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 26, 2017	[1]
Place of Incorporation	PRC	[1]

[1]	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.